FINANCIAL INSTRUMENTS, Location and Fair Value Amounts of Derivative Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value amounts of derivative instruments [Abstract]
Current - Derivative financial instruments, Assets	€ 26.6	€ 15.0	€ 7.7
Long-term - Derivative financial instruments, Assets	5.5	1.4	3.1
Current - Derivative financial instruments, Liabilities	7.9	42.2	23.5
Long-term - Derivative financial instruments, Liabilities	3.6	13.7	14.1
Total derivatives, Assets	32.1	16.4	10.8
Total derivatives, Liabilities	11.5	55.9	37.6
Recognized (losses)/ gains on cash flow hedges	3.0	0.8	(2.3)
Accumulated other comprehensive income (losses)/ gains	11.9	(1.0)	(4.9)
Reclassification of (losses) from AOCI to earnings	(11.8)
Derivatives Designated As Hedging Instruments [Member]
Fair value amounts of derivative instruments [Abstract]
Current - Derivative financial instruments, Assets	20.5	7.9	7.7
Long-term - Derivative financial instruments, Assets	5.5	1.4	3.1
Current - Derivative financial instruments, Liabilities	6.9	42.2	20.8
Long-term - Derivative financial instruments, Liabilities	3.6	13.7	14.1
Total derivatives, Assets	26.0	9.3	10.8
Total derivatives, Liabilities	10.5	55.9	34.9
Derivatives Not Designated As Hedging Instruments [Member]
Fair value amounts of derivative instruments [Abstract]
Current - Derivative financial instruments, Assets	6.1	7.1	0.0
Long-term - Derivative financial instruments, Assets	0.0	0.0	0.0
Current - Derivative financial instruments, Liabilities	1.0	0.0	2.7
Long-term - Derivative financial instruments, Liabilities	0.0	0.0	0.0
Total derivatives, Assets	6.1	7.1	0.0
Total derivatives, Liabilities	€ 1.0	€ 0.0	€ 2.7